Notes to the Consolidated Statements of Cash Flows (Details 1) - SEK (kr) kr in Thousands		1 Months Ended				12 Months Ended
		Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)		kr 16,240			kr 257,424
Convertible debenture		207,716	379,795	379,795
Lease liabilities (current and non-current)		642,553	641,507	641,507	539,080
Liabilities associated with cash advances		354,842	166,216	166,216
Other financial liabilities (embedded derivative - convertible debentures)		4,603
Other financial liabilities (derivative instruments - warrants)		128,381	1,432
Total liabilities from financing activities		kr 1,354,335	kr 1,188,950	1,188,950	845,318
Other financial liabilities (derivatives)				kr 1,432	kr 48,814
Financing Cash Flow [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)	[1]					kr 16,743		kr (309,456)
Convertible debenture	[1]					246,912		319,887
Lease liabilities (current and non-current)	[1]					(137,218)		(121,975)
Liabilities associated with cash advances	[1]					205,236		211,147
Other financial liabilities (embedded derivative - convertible debentures)	[1]
Other financial liabilities (derivative instruments - warrants)	[1]
Total liabilities from financing activities	[1]					331,673		95,816
Other financial liabilities (derivatives)	[1]							(3,787)
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)								55,926
Convertible debenture
Lease liabilities (current and non-current)
Liabilities associated with cash advances
Other financial liabilities (embedded derivative - convertible debentures)						4,603
Other financial liabilities (derivative instruments - warrants)						124,659
Total liabilities from financing activities						129,262		(33,985)
Other financial liabilities (derivatives)								(89,911)
New Lease Agreements [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)							[2]
Convertible debenture							[2]
Lease liabilities (current and non-current)						155,324	[2]	84,768
Liabilities associated with cash advances							[2]
Other financial liabilities (embedded derivative - convertible debentures)	[2]
Other financial liabilities (derivative instruments - warrants)	[2]
Total liabilities from financing activities						155,324	[2]	84,768
Other financial liabilities (derivatives)
Other Charges [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings (current and non-current)	[3]					(503)		(3,894)
Convertible debenture	[3]					(418,991)		59,908
Lease liabilities (current and non-current)	[3]					(17,060)		139,634
Liabilities associated with cash advances	[3]					(16,610)		(44,931)
Other financial liabilities (embedded derivative - convertible debentures)	[3]
Other financial liabilities (derivative instruments - warrants)	[3]					2,289
Total liabilities from financing activities	[3]					kr (450,874)		197,033
Other financial liabilities (derivatives)	[3]							kr 46,316

[1]	Cash flows from Loans and borrowings (current and non-current), Convertible debenture, Lease liabilities (current and non-current) and Other financial liabilities (derivatives) represent the net amount of cash from borrowing and repayment of borrowings in the Consolidated Statements of Cash Flows.
[2]	In 2025, the Group entered into new lease agreements as part of its operations, with the largest lease relating to a charging station with an acquisition value of SEK 26,828 thousand.
[3]	Other changes include changes in exchange rates, accrued interest, remeasurements of the lease liabilities, and reduction in factoring liabilities.